Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Inventory, Current [Table Text Block]
	As of December 31,
	2014	2013

Raw materials	$51,374	$31,445
Work-in-process	24,408	3,652
Finished goods	47,717	36,690
Total inventory	123,499	71,787
Inventory reserve	(1,327)	(841)
Inventory, net of reserve	$122,172	$70,946

Property, Plant and Equipment [Table Text Block]
	Estimated	As of December 31,
	Useful Lives	2014	2013

Land	Indefinite	$2,453	$2,225
Building and leasehold improvements	5-25 years	107,270	50,163
Office furniture, fixtures and equipment	3-5 years	19,716	10,878
Machinery and equipment	3-10 years	767,415	529,854
Transportation equipment	5 years	66,456	46,425
		963,310	639,545
Less: accumulated depreciation		(245,683)	(148,954)
		717,627	490,591
Construction in progress		65,675	44,983
Property, plant and equipment, net		$783,302	$535,574

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Amortization	As of December 31,
	Period	2014	2013
Trade name	10-15 years	$29,315	$27,665
Customer relationships	8-15 years	116,073	100,593
Non-compete	4-5 years	1,810	1,600
Developed technology	10 years	2,110	2,110
IPR&D	Indefinite	7,598	7,598
Trade name - Total Equipment	Indefinite	6,247	6,247
		163,153	145,813
Less: accumulated amortization		(33,685)	(22,775)
Intangible assets, net		$129,468	$123,038

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Years Ending December 31,
2015	$10,774
2016	10,507
2017	10,374
2018	10,374
2019	10,350
Thereafter	63,244
$115,623

Schedule of Deferred Financing Cost [Table Text Block]
Years Ending December 31,
2015	$1,160
2016	368
$1,528

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31,
	2014	2013	2012
	(In thousands, except per share amounts)
Numerator:
Net income attributed to common shareholders	$68,823	$66,405	$182,350
Denominator:
Weighted average common shares outstanding - basic	53,838	53,038	52,008
Effect of potentially dilutive securities:
Stock options	2,245	2,096	1,979
Restricted stock	430	233	52
Weighted average common shares outstanding - diluted	56,513	55,367	54,039
Earnings per common share:
Basic	$1.28	$1.25	$3.51
Diluted	$1.22	$1.20	$3.37

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Years Ended December 31,
	2014	2013	2012
	(In thousands)
Basic earnings per share:
Unvested restricted stock	1,448	1,194	748
Diluted earnings per share:
Anti-dilutive stock options	201	1,054	1,193
Anti-dilutive restricted stock	3	164	30
Potentially dilutive securities excluded as anti-dilutive	204	1,218	1,223